Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Prepayments	Total PPE
At January 1, 2021
Cost	4,608,326	207,069	113,859	5,189	—	4,934,443
Depreciation & impairment losses	(1,743,018)	—	(60,904)	(3,430)	—	(1,807,352)
Net carrying amount	2,865,308	207,069	52,955	1,759	—	3,127,091

Acquisitions	56,111	356,951	23,476	142	—	436,680
Disposals and cancellations	(39,522)	—	—	—	—	(39,522)
Depreciation charges	(296,837)	—	(47,387)	(680)	—	(344,904)
Transfers	382,727	(382,727)	—	—	—	—
Translation differences	—	—	(43)	(3)	—	(46)
Balance at December 31, 2021	2,967,787	181,293	29,001	1,218	—	3,179,299

At January 1, 2022
Cost	4,875,810	181,293	53,226	5,244	—	5,115,573
Depreciation & impairment losses	(1,908,023)	—	(24,225)	(4,026)	—	(1,936,274)
Net carrying amount	2,967,787	181,293	29,001	1,218	—	3,179,299

Acquisitions	448,850	165,246	14,060	164	—	628,320
Disposals and cancellations	(258,899)	—	—	—	—	(258,899)
Depreciation charges	(199,457)	—	(21,509)	(610)	—	(221,576)
Transfer to assets held for sale	(18,459)	—	—	—	—	(18,459)
Transfers	118,110	(118,110)	—	—	—	—
Translation differences	—	—	(59)	(10)	—	(69)
Balance at December 31, 2022	3,057,932	228,429	21,493	762	—	3,308,616

At January 1, 2023
Cost	5,014,747	228,429	66,785	5,159	—	5,315,120
Depreciation & impairment losses	(1,956,815)	—	(45,292)	(4,397)	—	(2,006,504)
Net carrying amount	3,057,932	228,429	21,493	762	—	3,308,616

Acquisitions	295,568	41,627	31,557	372	1,031	370,155
Disposals and cancellations	(815,733)	—	(2,087)	—	—	(817,820)
Depreciation charges	(200,896)	—	(18,040)	(492)	—	(219,428)
Transfer to assets held for sale (Note 3)	(870,844)	—	—	—	(1,031)	(871,875)
Transfers	163,543	(163,543)	—	—	—	—
Translation differences	—	—	13	2	—	15
Balance at December 31, 2023	1,629,570	106,513	32,936	644	—	1,769,663

At December 31, 2023
Cost	3,265,939	106,513	56,240	4,717	—	3,433,409
Depreciation & impairment losses	(1,636,369)	—	(23,304)	(4,073)	—	(1,663,746)
Net carrying amount	1,629,570	106,513	32,936	644	—	1,769,663

In 2022, the Maria, Cap Pierre, Amundsen, Captain Michael, Sonia, Iris, Ingrid, Cap Lara, Alsace, Dalma, Daishan, Hatteras, Ilma, Sienna and Simone have been dry-docked. The VLCCs Iris, Ingrid, Alsace and Ilma have been equipped with scrubber installations during the dry-dock. The cost of planned repairs is capitalized and included under the heading Acquisitions.
During 2022, two newbuilding Suezmaxes joined our fleet for an aggregate amount of $118.0 million. Cedar (2022 - 157,310 dwt) was delivered on January 7, 2022 and Cypress (2022 - 157,310 dwt) on January 20, 2022. Both were constructed at Daehan Shipbuilding (DHSC) in South Korea. These two vessels were previously reported as vessels under construction as at December 31, 2021.

On April 29, 2022, Euronav announced the purchase of two eco-VLCCs, the Chelsea (2020 – 299,995 dwt) and the Ghillie (2019 – 297,750 dwt), for $179 million in total. They are sisters of our D-class vessels (Delos, (2021 – 300,200 dwt), Diodorus (2021 – 300,200 dwt), Doris (2021 – 300,200 dwt) and Dickens (2021 – 299,550 dwt). These vessels were all built in Korea at Daewoo Shipbuilding & Marine Engineering, are fitted with scrubbers and are the latest generation of ecotype VLCC's. The vessels entered the fleet under their new names Dalis (previously Chelsea) and Derius (previously Ghillie).

As of June 7, 2022, the Group recognized the FSOs Asia and Africa fully in property, plant and equipment due to the acquisition of the remaining 50% in TI Asia and TI Africa for an amount of $223.1 million.

On June 24, 2022, Euronav has declared the options to extend the time charter agreement for the two Suezmaxes Marlin Sardinia and Marlin Somerset with an additional 12 months. This resulted in the recognition of a right-of-use asset of $13.4 million.

It is further noted that for the year ended at December 31, 2022, the depreciation charges decreased significantly compared to previous years. This is related to the re-assessment of the residual value at year end 2021.

During 2023, the Cap Felix, Sapphira, Nautica, Cap Quebec, Hojo, Cap Theodora, Cap Pembroke, Cap Port Arthur, Cap Corpus Christi, Nectar, and Noble have been dry-docked. The VLCCs Hirado and Hojo have been equipped with scrubber installations. The cost of planned repairs and maintenance is capitalized and included under the heading Acquisitions.

In January, February and May 2023, three newbuilding VLCCs joined our fleet. Cassius (2023 - 299,158 dwt) was delivered on January 11, 2023, Camus (2023 - 299,158 dwt) on February 28, 2023 and Clovis (2023 - 299,158 dwt) on May 30, 2023. All three vessels were constructed at Hyundai Samho Heavy Industries (HSHI) in South Korea. These three vessels were previously reported as vessels under construction as at December 31, 2022.

On July 11, 2023 and October 26, 2023 Euronav took delivery of respectively Brugge (2023 - 156,851 dwt) and Brest (2023 - 156,851 dwt). Both vessels were included as vessels under construction as at December 31, 2022.

In the fourth quarter of 2023, Euronav sent a notification letter to exercise the repurchase option included in the Sale and leaseback contract for the VLCC Newton (2009 - 307,284 dwt). The repurchase option amounts to $30 million and resulted in in an increase of the recognized right-of-use asset as per December 31, 2023. The vessel was redelivered to Euronav and the bareboat contract consequently ended on January 22, 2024.

The Group had five vessels under construction at December 31, 2023 for an aggregate amount of $106.5 million (2022: eight vessels under construction). The amounts presented within "vessels under construction" relate to two Eco-type VLCCs and three Eco-Type Suezmaxes. The Group capitalizes borrowing costs related to the financing of the newbuild vessels as reported under vessels under construction (see Note 1.11.1). As per December 31, 2023, the total amount that was capitalized was $6.5 million at an average interest rate of 7%.
Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss
Newton - Sale	35,370	32,953	1,163	—
Filikon - Sale	15,974	6,570	9,404	—
Other	—	—	4,500	—

At December 31, 2021	51,344	39,523	15,068	—

	Sale price	Book Value	Gain	Loss
Sandra - Sale	47,520	47,299	221	—
Sara - Sale	47,520	46,013	1,507	—
Sonia - Sale	50,490	50,837	—	(347)
Simone - Sale	50,490	50,070	420	—
Cap Leon - Sale	19,924	9,081	10,843	—
Cap Pierre - Sale	19,058	11,537	7,521	—
Cap Philippe - Sale	32,046	19,165	12,881	—
Europe - Sale	40,013	5,300	34,713	—
Cap Guillaume - Sale	34,153	19,597	14,556	—
Other	—	—	13,500	—

At December 31, 2022	341,214	258,899	96,161	(347)

	Sale price	Book Value	Gain	Loss
Cap Charles - Sale	40,523	18,459	22,064	—
Nautica - Sale	53,900	26,847	27,053	—
Alex - Sale	86,397	62,214	24,182	—
Ardeche - Sale	90,410	58,345	32,065	—
Drenec - Sale	86,327	56,279	30,048	—
Heron - Sale	89,130	58,243	30,887	—
Arafura - Sale	87,077	56,673	30,404	—
Amundsen - Sale	90,670	60,007	30,663	—
Diodorus - Sale	113,100	83,911	29,189	—
Dickens - Sale	113,397	83,534	29,863	—
Dalis - Sale	107,930	84,395	23,535	—
Cassius - Sale	123,500	91,635	31,865	—
Clovis - Sale	124,277	93,651	30,625	—

At December 31, 2023	1,206,636	834,192	372,444	—

On December 14, 2022, the Company sold the Suezmax Cap Charles (2006 - 158,881 DWT) for $40.5 million. This vessel was accounted for as a non-current asset held for sale as at December 31, 2022. The vessel was delivered to her new owner on February 16, 2023. A capital gain of $22.1 million has been recognized in the consolidated statement of profit or loss in the first quarter of 2023.
On May 5, 2023, the Company sold the VLCC Nautica (2008 - 307,284 dwt) for $53.9 million. The vessel was delivered to her new owner on July 17, 2023. A capital gain of $27.1 million has been recognized in the consolidated statement of profit or loss in the third quarter of 2023.

On October 9, 2023, the Company announced the agreement of two reference shareholders CMB NV ("CMB") and Frontline plc/Famatown Finance Ltd ("Frontline") on a transaction involving multiple interdependent agreements. Part of the agreement is the sale of 24 VLCC tankers from the Euronav fleet for a total of $2.35 billion. A total of 11 VLCC tankers have been delivered before December 31, 2023. The 11 vessels (Alex, Ardeche, Drenec, Heron, Arafura, Amundsen, Diodorus, Dickens, Dalis, Cassius and Clovis) contributed to a total capital gain of $323.3 million, which was recorded in the fourth quarter of 2023.
Impairment

In previous years, Euronav carefully assessed through a detailed approach if the carrying amounts of the vessels would require an impairment. No impairment was booked so far. In 2021, the Group performed the annual impairment test due to two indicators which triggered the requirement for such test, being the further decline in market rates, and the net operating losses of the Group. In 2023 and 2022, both for the CGUs under the tankers segment and the FSO segment (as defined in Note 2), the Group performed a review of the internal as well as external indicators of impairment to consider whether further testing was necessary.

For the tankers segment, when analysing the potential impairment indicators set out in accounting policy 12.1 and taking into account the strong performance in 2023 and 2022, the stronger share price, and the current elevated freight rates and market values for VLCCs and Suezmaxes, there is no potential indicator for impairment.

The Group also reviews internal and external indicators, similar to the ones used for tankers, to assess whether the FSOs might be impaired. The FSO Asia and FSO Africa are on a ten years timecharter contract to North Oil Company, the operator of the Al-Shaheen oil field, whose shareholders are Qatar Energy and Total E&P Golfe Limited, until July 21, 2032 and September 21, 2032 respectively. It is further noted that the contracts remain profitable until the end of the useful lives of both FSOs and therefore, no impairment indicators have been identified. The review of the indicators did not trigger the requirement to perform a more in-depth impairment analysis at December 31, 2023.

Security

All tankers financed with bank loans are subject to a mortgage to secure bank loans (see Note 17).
Capital commitment
As at December 31, 2023 the Group's total capital commitments amounts to $623.8 million (December 31, 2022: $404.1 million capital commitments). These capital commitments relate to five eco-type Suezmaxes and three eco-type VLCCs newbuilding contracts. The capital commitments can be detailed as follows:

(in thousands of USD)	Total	2024	2025	2026
Commitments in respect of VLCCs	314,160	11,220	78,540	224,400
Commitments in respect of Suezmaxes	309,596	188,496	—	121,100
Commitments in respect of FSOs	—	—	—	—
Total	623,756	199,716	78,540	345,500